PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 2,570	$ 4,057	$ 5,437	$ 8,490	$ 15,590	$ 25,664